UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        	    Landis Associates LLC
                    Michael Landis Hershey, President
Address:            415 McFarlan Rd.  Suite 213
                    Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                       4/20/2005
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President







UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE

REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 103

FORM 13F INFORMATION TABLE VALUE TOTAL:      275381


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name





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                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                           March 31, 2005

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ATP Oil & Gas Corp             COM              00208j108     3246 150000.00SH       Sole                150000.00
Access Pharmaceutical Inc.     COM              00431M209      623 250000.00SH       Sole                250000.00
Allegheny Technologies         COM              01741R102     2411 100000.00SH       Sole                100000.00
America Movil SA DE CV         COM              02364W105     4386 85000.00 SH       Sole                 85000.00
American Pharmaceutical Partne COM              02886P109     1035 20000.00 SH       Sole                 20000.00
Amerigon Inc.                  COM              03070L300     1664 400000.00SH       Sole                400000.00
Ampex Corp.CL A                COM              032092306     3260 81500.00 SH       Sole                 81500.00
Argon St Inc.                  COM              040149106     2475 75000.00 SH       Sole                 75000.00
Axsys Technologies, Inc.       COM              054615109     4492 200000.00SH       Sole                200000.00
BioVeris Corp.                 COM              090676107     1637 310000.00SH       Sole                310000.00
Bucyrus International          COM              118759109     2344 60000.00 SH       Sole                 60000.00
Burlington Resources, Inc.     COM              122014103     4506 90000.00 SH       Sole                 90000.00
CONSOL Energy, Inc.            COM              20854P109     4702 100000.00SH       Sole                100000.00
Cameco Corp.                   COM              13321L108     4424 100000.00SH       Sole                100000.00
Cantel Medical Corp.           COM              138098108     4344 150000.00SH       Sole                150000.00
Caremark Rx, Inc.              COM              141705103     1989 50000.00 SH       Sole                 50000.00
Celgene Corporation            COM              151020104     3405 100000.00SH       Sole                100000.00
Checkfree Corp.                COM              162813109     3465 85000.00 SH       Sole                 85000.00
Chesapeake Energy Corp         COM              165167107     2743 125000.00SH       Sole                125000.00
Chicago Bridge & Iron Company  COM              167250109     4403 100000.00SH       Sole                100000.00
Cimarex Energy Co.             COM              171798101     1170 30000.00 SH       Sole                 30000.00
Cleveland-Cliffs Inc.          COM              185896107     1822 25000.00 SH       Sole                 25000.00
Coast Distribution System, Inc COM              190345108      697 106900.00SH       Sole                106900.00
Commercial Capital Bancorp, In COM              20162L105     1628 80000.00 SH       Sole                 80000.00
Computer Programs & Systems, I COM              205306103     1404 50000.00 SH       Sole                 50000.00
Comstock Homebuilding          COM              205684103     2874 135000.00SH       Sole                135000.00
ECC Capital Corp.              COM              26826M108     2400 400000.00SH       Sole                400000.00
EOG Resources, Inc.            COM              26875P101     4874 100000.00SH       Sole                100000.00
Eclipsys Corp.                 COM              278856109     1548 100000.00SH       Sole                100000.00
Energy Conversion              COM              292659109     4546 200000.00SH       Sole                200000.00
Ensco International Inc.       COM              26874Q100     2636 70000.00 SH       Sole                 70000.00
Fording Canadian Coal Trust    COM              345425102     4135 45000.00 SH       Sole                 45000.00
Forgent Networks Inc.          COM              34629U103      848 400000.00SH       Sole                400000.00
Franklin Bank                  COM              352451108     1725 100000.00SH       Sole                100000.00
Frontline Ltd.                 COM              G3682E127     1225 25000.00 SH       Sole                 25000.00
Gaylord Entertainment Co.      COM              367905106     3636 90000.00 SH       Sole                 90000.00
Genesco Inc.                   COM              371532102     2842 100000.00SH       Sole                100000.00
Golar Lng. Ltd.                COM              G9456A100     1594 125000.00SH       Sole                125000.00
Grey Wolf, Inc.                COM              397888108     3948 600000.00SH       Sole                600000.00
Harrah's Entertainment Inc.    COM              413619107     3229 50000.00 SH       Sole                 50000.00
Helmerich & Payne Inc.         COM              423452101     1985 50000.00 SH       Sole                 50000.00
Info Crossing Inc.             COM              45664X109     2772 175000.00SH       Sole                175000.00
Intuitive Surgical Inc.        COM              46120E602     1137 25000.00 SH       Sole                 25000.00
Isle of Capris Casinos Inc.    COM              464592104     3318 125000.00SH       Sole                125000.00
Jacobs Engineering Group       COM              469814107     1558 30000.00 SH       Sole                 30000.00
KB Home                        COM              48666K109     2937 25000.00 SH       Sole                 25000.00
KCS Energy Inc.                COM              482434206     3072 200000.00SH       Sole                200000.00
Kerr-McGee Corp.               COM              492386107     3133 40000.00 SH       Sole                 40000.00
Manitowoc Co Inc.              COM              563571108     3231 80000.00 SH       Sole                 80000.00
Marchex Inc.                   COM              56624r108     3728 200000.00SH       Sole                200000.00
MarineMax, Inc.                COM              567908108     3118 100000.00SH       Sole                100000.00
Martek Biosciences Corp.       COM              572901106     2910 50000.00 SH       Sole                 50000.00
McMoran Exploration, Inc.      COM              582411104     2010 100000.00SH       Sole                100000.00
Murphy Oil Corp                COM              626717102     3456 35000.00 SH       Sole                 35000.00
NS Group Inc.                  COM              628916108     3926 125000.00SH       Sole                125000.00
Neurometrix Inc.               COM              641255104     2865 300000.00SH       Sole                300000.00
Nevada Gold & Casinos, Inc.    COM              64126Q206     2935 229300.00SH       Sole                229300.00
New Century Financial Corp. MD COM              6435EV108     3277 70000.00 SH       Sole                 70000.00
Noble Energy Inc.              COM              655044105     3401 50000.00 SH       Sole                 50000.00
North Fork Bancorp, Inc.       COM              659424105     2081 75000.00 SH       Sole                 75000.00
Novell, Inc.                   COM              670006105     2980 500000.00SH       Sole                500000.00
Occidental Petroleum Corp.     COM              674599105     1779 25000.00 SH       Sole                 25000.00
Oregon Steel Mills Inc.        COM              686079104     3450 150000.00SH       Sole                150000.00
Oxigene Inc.                   COM              691828107      816 200000.00SH       Sole                200000.00
Pacific Premier Bancorp        COM              69478x105     2035 185000.00SH       Sole                185000.00
Penn National Gaming, Inc.     COM              707569109     2938 100000.00SH       Sole                100000.00
Penney J. C. Inc.              COM              708160106     3115 60000.00 SH       Sole                 60000.00
Pioneer Drilling Co.           COM              723655106     4131 300000.00SH       Sole                300000.00
Pioneer Natural Resources Co.  COM              723787107     3845 90000.00 SH       Sole                 90000.00
Plains Exploration & Productio COM              726505100     2618 75000.00 SH       Sole                 75000.00
Private Bancorp, Inc.          COM              742962103     1571 50000.00 SH       Sole                 50000.00
Proquest Co.                   COM              74346P102     2711 75000.00 SH       Sole                 75000.00
Quicksilver Resources Inc.     COM              74837R104     4873 100000.00SH       Sole                100000.00
Rambus Inc.                    COM              750917106     1055 70000.00 SH       Sole                 70000.00
Rio Tinto PLC                  COM              767204100     1298 10000.00 SH       Sole                 10000.00
Rubio's Restaurants Inc.       COM              78116B102     2450 245000.00SH       Sole                245000.00
Rush Enterprises Inc. A        COM              781846209     3136 200000.00SH       Sole                200000.00
SFBC International, Inc.       COM              784121105     2643 75000.00 SH       Sole                 75000.00
Sanders Morris Harris Group In COM              80000Q104     4068 225000.00SH       Sole                225000.00
Schlumberger Ltd.              COM              806857108     3524 50000.00 SH       Sole                 50000.00
Semitool, Inc.                 COM              816909105     1785 175000.00SH       Sole                175000.00
Shore Bancshares Inc.          COM              825107105     1166 37500.00 SH       Sole                 37500.00
Southwestern Energy Co.        COM              845467109     2838 50000.00 SH       Sole                 50000.00
St. Joe Company                COM              790148100     3029 45000.00 SH       Sole                 45000.00
Standard Pacific Corp.         COM              85375C101     3249 45000.00 SH       Sole                 45000.00
Stanley Furniture Co., Inc.    COM              854305208     2837 60000.00 SH       Sole                 60000.00
Steiner Leisure Ltd.           COM              P8744Y102     2452 75000.00 SH       Sole                 75000.00
StemCells, Inc.                COM              85857R105      630 200000.00SH       Sole                200000.00
Suncor Energy Inc.             COM              867229106     3619 90000.00 SH       Sole                 90000.00
Teekay Shipping Corp.          COM              Y8564W103     1124 25000.00 SH       Sole                 25000.00
Terex Corp                     COM              880779103     2598 60000.00 SH       Sole                 60000.00
Texas Cap Bancshares           COM              88224Q107     2100 100000.00SH       Sole                100000.00
Texas United Bancshares        COM              882838105     1958 108793.00SH       Sole                108793.00
Tsakos Energy Navigation Ltd.  COM              G9108L108     1321 30000.00 SH       Sole                 30000.00
Universal Stainless & Alloy Pr COM              913837100     1151 82000.00 SH       Sole                 82000.00
Unocal Corp.                   COM              915289102     2468 40000.00 SH       Sole                 40000.00
Valero Energy Corp.            COM              91913Y100     2198 30000.00 SH       Sole                 30000.00
WSFS Financial Corp.           COM              929328102     3154 60000.00 SH       Sole                 60000.00
Washington Group International COM              938862208     3374 75000.00 SH       Sole                 75000.00
Westcoast Hospitality Corp.    COM              95750P106     2087 300300.00SH       Sole                300300.00
Western Silver Corp            COM              959531104     3287 360000.00SH       Sole                360000.00
Wolverine World Wide, Inc.     COM              978097103     2679 125000.00SH       Sole                125000.00
World Air Holdings, Inc        COM              98142V104     2064 300000.00SH       Sole                300000.00
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